Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.005	$ 0.005
Ordinary shares, shares authorized (in Shares)	180,000,000	180,000,000
Ordinary shares, shares issued (in Shares)	2,805,325	2,805,325
Ordinary shares, shares outstanding (in Shares)	2,805,325	2,805,325
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.005	$ 0.005
Ordinary shares, shares authorized (in Shares)	20,000,000	20,000,000
Ordinary shares, shares issued (in Shares)
Ordinary shares, shares outstanding (in Shares)